UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

March 31, 2021
Semiannual Report
to Shareholders
DWS CROCI® U.S. Fund

Contents
3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
24	Notes to Financial Statements
35	Information About Your Fund’s Expenses
37	Liquidity Risk Management
38	Advisory Agreement Board Considerations and Fee Evaluation
43	Account Management Resources
45	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. The Fund will be managed using the CROCI® Investment Process which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS CROCI® U.S. Fund

Letter to Shareholders
The outlook for economic recovery remains positive overall, buoyed by progress in the approval and distribution of coronavirus vaccines and a resolution of the 2020 elections. We still, however, have a long road ahead.
Restrictive measures are likely to remain in place, at least to some degree, until broad vaccine distribution is achieved. This suggests that full recovery might take some time. This view appears to be shared by the U.S. Federal Reserve (Fed). Despite more optimism on growth and employment, inflation is expected to remain below the 2% target. Only by 2023 are inflation and unemployment forecasts at levels that would reflect what the Fed would currently see as a full recovery.
As the recovery unfolds, long-term interest rates will likely climb, at least modestly, and S&P earnings per share (EPS) could return to its prior peak in the second quarter of this year. That is a reasonable and constructive outlook, but it provides little help in forecasting equity returns for 2021. Fair or sustainable price-to-earnings ratios (PEs) on mid-cycle earnings remains uncertain.
As we move forward, not all sectors will benefit equally. For this reason, we believe that active management, with its close monitoring of developments, is critical. We believe that the close interaction between our portfolio managers and our CIO Office – which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world – positions us to make strategic and tactical decisions.
We appreciate your trust and welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
DWS CROCI® U.S. Fund	| 3

Performance Summary	March 31, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 3/31/21
Unadjusted for Sales Charge	20.97%	41.64%	7.68%	5.11%
Adjusted for the Maximum Sales Charge (max 5.75% load)	14.01%	33.49%	6.41%	4.07%
Russell 1000® Value Index†	29.34%	56.09%	11.74%	9.18%
Class T	6-Month ‡	1-Year	Life of Fund*
Average Annual Total Returns as of 3/31/21
Unadjusted for Sales Charge	21.06%	41.72%	5.98%
Adjusted for the Maximum Sales Charge (max 2.50% load)	18.03%	38.17%	4.66%
Russell 1000® Value Index†	29.34%	56.09%	10.26%
Class C	6-Month ‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 3/31/21
Unadjusted for Sales Charge	20.61%	40.54%	6.87%	4.31%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	19.61%	40.54%	6.87%	4.31%
Russell 1000® Value Index†	29.34%	56.09%	11.74%	9.18%
Class R	6-Month ‡	1-Year	Life of Fund*
Average Annual Total Returns as of 3/31/21
No Sales Charges	20.86%	41.22%	7.33%
Russell 1000® Value Index†	29.34%	56.09%	9.88%
Class R6	6-Month ‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 3/31/21
No Sales Charges	21.29%	42.14%	8.07%	5.48%
Russell 1000® Value Index†	29.34%	56.09%	11.74%	9.18%
Class S	6-Month ‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 3/31/21
No Sales Charges	21.25%	42.08%	8.02%	5.41%
Russell 1000® Value Index†	29.34%	56.09%	11.74%	9.18%
4 |	DWS CROCI® U.S. Fund

Institutional Class	6-Month ‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 3/31/21
No Sales Charges	21.27%	42.13%	7.99%	5.41%
Russell 1000® Value Index†	29.34%	56.09%	11.74%	9.18%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2021 are 1.01%, 0.92%, 1.81%, 1.33%, 0.65%, 0.67% and 0.71% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of DWS CROCI® U.S. Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.
Returns shown for Class R shares for the period prior to its inception on December 9, 2016 are derived from the historical performance of Institutional Class shares of DWS CROCI® U.S. Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of Class R. Any difference in expenses will affect performance.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
DWS CROCI® U.S. Fund	| 5

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	The Fund commenced operations on April 13, 2015. Class T shares commenced operations on June 5, 2017. Class R shares commenced operations on December 9, 2016.
†	Russell 1000® Value Index is an unmanaged market capitalization-weighted index of value-oriented stocks of the largest U.S. domiciled companies that are included in the Russell 1000 Index. Value-oriented stocks tend to have lower price-to-book ratios and lower forecasted growth values. Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the U.S. and whose common stocks are traded.
‡	Total returns shown for periods less than one year are not annualized.
	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
3/31/21	$11.61	$11.62	$11.50	$11.61	$11.62	$11.62	$11.61
9/30/20	$ 9.80	$ 9.81	$ 9.66	$ 9.78	$ 9.82	$ 9.82	$ 9.81
Distribution Information as of 3/31/21
Income Dividends, Six Months	$ .22	$ .23	$ .14	$ .19	$ .26	$ .26	$ .26
6 |	DWS CROCI® U.S. Fund

Portfolio Management Team
Di Kumble, CFA, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2015.
—
Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
—
Senior Portfolio Manager, Head of Tax Managed Equities: New York.
—
BS, Beijing University; PhD in Chemistry, Princeton University.
John Moody, Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2016.
—
Joined DWS in 1998. Prior to his current role, served as a Business Manager for Active Equity. Previously, he was a Portfolio Analyst for EAFE, Global and Technology Funds and an Investment Accountant for International Funds. He began his career as a Client Service Associate for the International Institutional Equity Group.
—
Portfolio Analyst/Portfolio Manager: New York.
—
BS in Business Management, Fairfield University.
DWS CROCI® U.S. Fund	| 7

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/21	9/30/20
Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	3/31/21	9/30/20
Health Care	34%	27%
Consumer Staples	26%	20%
Consumer Discretionary	10%	5%
Information Technology	10%	18%
Industrials	8%	5%
Communication Services	7%	13%
Financials	5%	12%
	100%	100%
Ten Largest Equity Holdings at March 31, 2021 (26.8% of Net Assets)
1 Cardinal Health, Inc.	2.8%
Distributor of pharmaceutical-related products and services
2 AutoZone, Inc.	2.8%
Retailer of automotive replacement parts and accessories
3 Altria Group, Inc.	2.7%
Operator of tobacco and food industries
4 Expeditors International of Washington, Inc.	2.7%
Provider of international logistics services
5 D.R. Horton, Inc.	2.7%
Constructor and seller of single family homes designed primarily for the entry-level and move-up markets
6 Oracle Corp.	2.7%
Provider of database management software
7 Cisco Systems, Inc.	2.6%
Developer of computer network products
8 Fox Corp.	2.6%
Operator of an entertainment company
9 State Street Corp.	2.6%
Provider of institutional investor services and manages financial assets worldwide
10 Bank of New York Mellon Corp.	2.6%
Provider of a complete range of financial services
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 43 for contact information.
8 |	DWS CROCI® U.S. Fund

Investment Portfolio	as of March 31, 2021 (Unaudited)
	Shares	Value ($)
Common Stocks 99.3%
Communication Services 7.5%
Diversified Telecommunication Services 4.8%
AT&T, Inc.	563,822	17,066,892
Verizon Communications, Inc.	291,625	16,957,994
		34,024,886
Media 2.7%
Fox Corp. “A”	514,790	18,589,067
Consumer Discretionary 10.1%
Household Durables 2.7%
D.R. Horton, Inc.	210,903	18,795,675
Internet & Direct Marketing Retail 2.3%
eBay, Inc.	263,629	16,144,640
Multiline Retail 2.4%
Dollar General Corp.	82,785	16,773,897
Specialty Retail 2.7%
AutoZone, Inc.*	13,785	19,358,276
Consumer Staples 25.4%
Food & Staples Retailing 2.5%
Kroger Co.	484,207	17,426,610
Food Products 15.3%
Campbell Soup Co.	354,062	17,798,697
Conagra Brands, Inc.	485,913	18,270,329
General Mills, Inc.	289,710	17,765,017
J M Smucker Co.	141,268	17,874,640
Kellogg Co.	282,681	17,893,707
Tyson Foods, Inc. “A”	242,636	18,027,855
		107,630,245
Household Products 2.5%
Kimberly-Clark Corp.	126,393	17,574,947
Tobacco 5.1%
Altria Group, Inc.	376,459	19,259,642
Philip Morris International, Inc.	191,011	16,950,316
		36,209,958
The accompanying notes are an integral part of the financial statements.
DWS CROCI® U.S. Fund	| 9

	Shares	Value ($)
Financials 5.3%
Capital Markets
Bank of New York Mellon Corp.	387,116	18,306,716
State Street Corp.	221,016	18,567,554
		36,874,270
Health Care 33.4%
Biotechnology 14.3%
AbbVie, Inc.	156,199	16,903,856
Alexion Pharmaceuticals, Inc.*	105,090	16,069,312
Amgen, Inc.	70,869	17,632,916
Biogen, Inc.*	60,290	16,866,127
Gilead Sciences, Inc.	256,120	16,553,035
Regeneron Pharmaceuticals, Inc.*	34,577	16,359,762
		100,385,008
Health Care Providers & Services 7.7%
Cardinal Health, Inc.	319,903	19,434,107
Laboratory Corp. of America Holdings*	68,528	17,476,696
Quest Diagnostics, Inc.	136,954	17,576,676
		54,487,479
Pharmaceuticals 11.4%
Bristol-Myers Squibb Co.	271,369	17,131,525
Johnson & Johnson	100,470	16,512,244
Merck & Co., Inc.	220,077	16,965,736
Pfizer, Inc.	476,811	17,274,863
Viatris, Inc.*	890,013	12,433,482
		80,317,850
Industrials 7.7%
Aerospace & Defense 2.6%
Lockheed Martin Corp.	49,109	18,145,775
Air Freight & Logistics 5.1%
C.H. Robinson Worldwide, Inc.	182,579	17,423,514
Expeditors International of Washington, Inc.	175,268	18,874,611
		36,298,125
Information Technology 9.9%
Communications Equipment 2.7%
Cisco Systems, Inc.	359,564	18,593,054
IT Services 2.1%
Amdocs Ltd.	211,631	14,845,915
The accompanying notes are an integral part of the financial statements.
10 |	DWS CROCI® U.S. Fund

	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	268,332	17,173,248
Software 2.7%
Oracle Corp.	267,335	18,758,897
Total Common Stocks (Cost $623,817,319)		698,407,822
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 0.04% (a) (Cost $4,199,065)	4,199,065	4,199,065
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $628,016,384)	99.9	702,606,887
Other Assets and Liabilities, Net	0.1	746,346
Net Assets	100.0	703,353,233
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 9/30/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (a) (b)
15,255,840	—	15,255,840 (c)	—	—	9,884	—	—	—
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 0.04% (a)
3,880,618	51,448,873	51,130,426	—	—	1,238	—	4,199,065	4,199,065
19,136,458	51,448,873	66,386,266	—	—	11,122	—	4,199,065	4,199,065
*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
The accompanying notes are an integral part of the financial statements.
DWS CROCI® U.S. Fund	| 11

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$698,407,822	$—	$—	$698,407,822
Short-Term Investments	4,199,065	—	—	4,199,065
Total	$702,606,887	$ —	$ —	$702,606,887
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
12 |	DWS CROCI® U.S. Fund

Statement of Assets and Liabilities
as of March 31, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $623,817,319)	$ 698,407,822
Investment in DWS Central Cash Management Government Fund (cost $4,199,065)	4,199,065
Receivable for Fund shares sold	7,173
Dividends receivable	1,539,113
Interest receivable	92
Other assets	75,275
Total assets	704,228,540
Liabilities
Payable for Fund shares redeemed	278,891
Accrued management fee	247,511
Accrued Trustees' fees	11,334
Other accrued expenses and payables	337,571
Total liabilities	875,307
Net assets, at value	$ 703,353,233
Net Assets Consist of
Distributable earnings (loss)	25,620,758
Paid-in capital	677,732,475
Net assets, at value	$ 703,353,233
The accompanying notes are an integral part of the financial statements.
DWS CROCI® U.S. Fund	| 13

Statement of Assets and Liabilities as of March 31, 2021 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($107,451,491 ÷ 9,252,513 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.61
Maximum offering price per share (100 ÷ 94.25 of $11.61)	$ 12.32
Class T
Net Asset Value and redemption price per share ($12,480 ÷ 1,074 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.62
Maximum offering price per share (100 ÷ 97.50 of $11.62)	$ 11.92
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($2,040,027 ÷ 177,435 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)	$ 11.50
Class R
Net Asset Value, offering and redemption price per share ($1,308,229 ÷ 112,660 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.61
Class R6
Net Asset Value, offering and redemption price per share ($153,829 ÷ 13,243 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.62
Class S
Net Asset Value, offering and redemption price per share ($585,515,692 ÷ 50,409,929 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.62
Institutional Class
Net Asset Value, offering and redemption price per share ($6,871,485 ÷ 591,843 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.61
The accompanying notes are an integral part of the financial statements.
14 |	DWS CROCI® U.S. Fund

Statement of Operations
for the six months ended March 31, 2021 (Unaudited)

Investment Income
Income:
Dividends	$ 9,155,274
Income distributions — DWS Central Cash Management Government Fund	1,238
Securities lending income, net of borrower rebates	9,884
Total income	9,166,396
Expenses:
Management fee	1,403,970
Administration fee	320,436
Services to shareholders	415,741
Distribution and service fees	136,079
Custodian fee	4,511
Professional fees	44,157
Reports to shareholders	29,676
Registration fees	35,131
Trustees' fees and expenses	16,887
Other	20,132
Total expenses before expense reductions	2,426,720
Expense reductions	(142)
Total expenses after expense reductions	2,426,578
Net investment income	6,739,818
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	32,712,532
Change in net unrealized appreciation (depreciation) on investments	88,091,234
Net gain (loss)	120,803,766
Net increase (decrease) in net assets resulting from operations	$ 127,543,584
The accompanying notes are an integral part of the financial statements.
DWS CROCI® U.S. Fund	| 15

Statements of Changes in Net Assets
	Six Months Ended March 31, 2021	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 6,739,818	$ 16,069,505
Net realized gain (loss)	32,712,532	(84,462,942)
Change in net unrealized appreciation (depreciation)	88,091,234	(14,982,009)
Net increase (decrease) in net assets resulting from operations	127,543,584	(83,375,446)
Distributions to shareholders:
Class A	(2,109,892)	(7,738,657)
Class T	(242)	(712)
Class C	(26,033)	(181,194)
Class R	(21,927)	(91,003)
Class R6	(3,390)	(9,295)
Class S	(13,329,219)	(41,300,034)
Institutional Class	(161,563)	(991,341)
Total distributions	(15,652,266)	(50,312,236)
Fund share transactions:
Proceeds from shares sold	12,672,810	48,915,957
Reinvestment of distributions	14,877,731	47,826,730
Payments for shares redeemed	(76,017,521)	(127,898,863)
Net increase (decrease) in net assets from Fund share transactions	(48,466,980)	(31,156,176)
Increase (decrease) in net assets	63,424,338	(164,843,858)
Net assets at beginning of period	639,928,895	804,772,753
Net assets at end of period	$703,353,233	$ 639,928,895
The accompanying notes are an integral part of the financial statements.
16 |	DWS CROCI® U.S. Fund

Financial Highlights
DWS CROCI® U.S. Fund — Class A
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.80	$11.70	$11.83	$11.21	$9.51	$8.65
Income (loss) from investment operations:
Net investment income[a]	.09	.21	.21	.17	.16	.15
Net realized and unrealized gain (loss)	1.94	(1.41)	.04	.69	1.55	.81
Total from investment operations	2.03	(1.20)	.25	.86	1.71	.96
Less distributions from:
Net investment income	(.22)	(.19)	(.25)	(.11)	(.01)	(.10)
Net realized gains	—	(.51)	(.13)	(.13)	—	—
Total distributions	(.22)	(.70)	(.38)	(.24)	(.01)	(.10)
Net asset value, end of period	$11.61	$9.80	$11.70	$11.83	$11.21	$9.51
Total Return (%)[b]	20.97 *	(11.40)	2.61	7.87	17.94	11.26 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	107	101	132	147	154.39
Ratio of expenses before expense reductions (%)	1.00 **	1.01	.99	1.01	.96	3.35
Ratio of expenses after expense reductions (%)	1.00 **	1.01	.99	1.01	.96	1.06
Ratio of net investment income (%)	1.78 **	1.94	1.88	1.48	1.50	1.68
Portfolio turnover rate (%)	41 *	138	95	98	100	98
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS CROCI® U.S. Fund	| 17

DWS CROCI® U.S. Fund — Class T
	Six Months Ended 3/31/21	Years Ended September 30,			Period Ended
	(Unaudited)	2020	2019	2018	9/30/17 [a]
Selected Per Share Data
Net asset value, beginning of period	$9.81	$11.71	$11.85	$11.21	$10.68
Income (loss) from investment operations:
Net investment income[b]	.10	.21	.22	.18	.05
Net realized and unrealized gain (loss)	1.94	(1.40)	.03	.69	.48
Total from investment operations	2.04	(1.19)	.25	.87	.53
Less distributions from:
Net investment income	(.23)	(.20)	(.26)	(.10)	—
Net realized gains	—	(.51)	(.13)	(.13)	—
Total distributions	(.23)	(.71)	(.39)	(.23)	—
Net asset value, end of period	$11.62	$9.81	$11.71	$11.85	$11.21
Total Return (%)[c]	21.06 *	(11.32)	2.70	7.87	4.96 d*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	12	10	12	11	10
Ratio of expenses before expense reductions (%)	.96 **	.92	.92	.93	1.05 **
Ratio of expenses after expense reductions (%)	.96 **	.92	.92	.93	1.04 **
Ratio of net investment income (%)	1.82 **	2.04	1.97	1.57	1.53 **
Portfolio turnover rate (%)	41 *	138	95	98	100 [e]
[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017.
[b]	Based on average shares outstanding during the period.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
[e]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
18 |	DWS CROCI® U.S. Fund

DWS CROCI® U.S. Fund — Class C
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.66	$11.55	$11.68	$11.06	$9.45	$8.61
Income (loss) from investment operations:
Net investment income[a]	.05	.12	.12	.08	.08	.09
Net realized and unrealized gain (loss)	1.93	(1.40)	.05	.69	1.53	.81
Total from investment operations	1.98	(1.28)	.17	.77	1.61	.90
Less distributions from:
Net investment income	(.14)	(.10)	(.17)	(.02)	—	(.06)
Net realized gains	—	(.51)	(.13)	(.13)	—	—
Total distributions	(.14)	(.61)	(.30)	(.15)	—	(.06)
Net asset value, end of period	$11.50	$9.66	$11.55	$11.68	$11.06	$9.45
Total Return (%)[b]	20.61 *	(12.16) [c]	1.90	7.05	17.04	10.47 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	4	6	16	1
Ratio of expenses before expense reductions (%)	1.82 **	1.81	1.73	1.75	1.72	4.09
Ratio of expenses after expense reductions (%)	1.82 **	1.78	1.73	1.75	1.72	1.81
Ratio of net investment income (%)	.96 **	1.15	1.11	.70	.74	.95
Portfolio turnover rate (%)	41 *	138	95	98	100	98
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS CROCI® U.S. Fund	| 19

DWS CROCI® U.S. Fund — Class R
	Six Months Ended 3/31/21	Years Ended September 30,			Period Ended
	(Unaudited)	2020	2019	2018	9/30/17 [a]
Selected Per Share Data
Net asset value, beginning of period	$9.78	$11.68	$11.82	$11.19	$9.67
Income (loss) from investment operations:
Net investment income[b]	.08	.18	.17	.14	.10
Net realized and unrealized gain (loss)	1.94	(1.41)	.04	.70	1.42
Total from investment operations	2.02	(1.23)	.21	.84	1.52
Less distributions from:
Net investment income	(.19)	(.16)	(.22)	(.08)	—
Net realized gains	—	(.51)	(.13)	(.13)	—
Total distributions	(.19)	(.67)	(.35)	(.21)	—
Net asset value, end of period	$11.61	$9.78	$11.68	$11.82	$11.19
Total Return (%)	20.86 c*	(11.70) [c]	2.30 [c]	7.54 [c]	15.72 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	2	2	2
Ratio of expenses before expense reductions (%)	1.31 **	1.33	1.34	1.39	1.27 **
Ratio of expenses after expense reductions (%)	1.28 **	1.30	1.29	1.29	1.27 **
Ratio of net investment income (%)	1.48 **	1.66	1.57	1.20	1.19 **
Portfolio turnover rate (%)	41 *	138	95	98	100 [d]
[a]	For the period from December 9, 2016 (commencement of operations) to September 30, 2017.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
20 |	DWS CROCI® U.S. Fund

DWS CROCI® U.S. Fund — Class R6
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.82	$11.73	$11.87	$11.24	$9.53	$8.66
Income (loss) from investment operations:
Net investment income[a]	.11	.25	.26	.22	.20	.18
Net realized and unrealized gain (loss)	1.95	(1.40)	.02	.70	1.54	.81
Total from investment operations	2.06	(1.15)	.28	.92	1.74	.99
Less distributions from:
Net investment income	(.26)	(.25)	(.29)	(.16)	(.03)	(.12)
Net realized gains	—	(.51)	(.13)	(.13)	—	—
Total distributions	(.26)	(.76)	(.42)	(.29)	(.03)	(.12)
Net asset value, end of period	$11.62	$9.82	$11.73	$11.87	$11.24	$9.53
Total Return (%)	21.29 *	(11.08) [b]	3.07 [b]	8.23 [b]	18.30 [b]	11.57 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	154	127	143	138	128	97
Ratio of expenses before expense reductions (%)	.65 **	.65	.64	.61	.62	3.07
Ratio of expenses after expense reductions (%)	.65 **	.63	.59	.59	.61	.81
Ratio of net investment income (%)	2.12 **	2.33	2.30	1.91	1.96	1.95
Portfolio turnover rate (%)	41 *	138	95	98	100	98
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS CROCI® U.S. Fund	| 21

DWS CROCI® U.S. Fund — Class S
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.82	$11.73	$11.86	$11.23	$9.51	$8.65
Income (loss) from investment operations:
Net investment income[a]	.11	.24	.25	.21	.19	.16
Net realized and unrealized gain (loss)	1.95	(1.40)	.03	.70	1.55	.82
Total from investment operations	2.06	(1.16)	.28	.91	1.74	.98
Less distributions from:
Net investment income	(.26)	(.24)	(.28)	(.15)	(.02)	(.12)
Net realized gains	—	(.51)	(.13)	(.13)	—	—
Total distributions	(.26)	(.75)	(.41)	(.28)	(.02)	(.12)
Net asset value, end of period	$11.62	$9.82	$11.73	$11.86	$11.23	$9.51
Total Return (%)	21.25 *	(11.08)	2.98	8.17	18.33	11.44 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	586	530	660	706	718.55
Ratio of expenses before expense reductions (%)	.68 **	.67	.67	.67	.67	3.22
Ratio of expenses after expense reductions (%)	.68 **	.67	.67	.67	.67	.91
Ratio of net investment income (%)	2.09 **	2.28	2.21	1.83	1.79	1.81
Portfolio turnover rate (%)	41 *	138	95	98	100	98
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
22 |	DWS CROCI® U.S. Fund

DWS CROCI® U.S. Fund — Institutional Class
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.81	$11.72	$11.86	$11.23	$9.53	$8.66
Income (loss) from investment operations:
Net investment income[a]	.11	.25	.24	.21	.19	.18
Net realized and unrealized gain (loss)	1.95	(1.42)	.03	.70	1.54	.81
Total from investment operations	2.06	(1.17)	.27	.91	1.73	.99
Less distributions from:
Net investment income	(.26)	(.23)	(.28)	(.15)	(.03)	(.12)
Net realized gains	—	(.51)	(.13)	(.13)	—	—
Total distributions	(.26)	(.74)	(.41)	(.28)	(.03)	(.12)
Net asset value, end of period	$11.61	$9.81	$11.72	$11.86	$11.23	$9.53
Total Return (%)	21.27 *	(11.11) [b]	2.88 [b]	8.18	18.20	11.57 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	6	7	9	7	5
Ratio of expenses before expense reductions (%)	.67 **	.71	.71	.68	.66	3.05
Ratio of expenses after expense reductions (%)	.67 **	.67	.69	.68	.66	.81
Ratio of net investment income (%)	2.09 **	2.32	2.14	1.84	1.87	1.95
Portfolio turnover rate (%)	41 *	138	95	98	100	98
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS CROCI® U.S. Fund	| 23

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS CROCI® U.S. Fund (the “Fund” ) is a diversified series of Deutsche DWS Investment Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the reinvestment of dividends or other distributions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective May 10, 2021, Class C shares automatically convert to Class A shares in the same fund after 8 years instead of 10 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards
24 |	DWS CROCI® U.S. Fund

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
DWS CROCI® U.S. Fund	| 25

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. Brown Brothers Harriman & Co. as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended March 31, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.02% annualized effective rate as of March 31, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2021, the Fund had no securities on loan.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2020, the Fund had net tax basis capital loss carryforwards of approximately $82,324,000, including short-term losses ($36,535,000) and long-term losses ($45,789,000), which may be applied against realized net taxable capital gains indefinitely.
At March 31, 2021, the aggregate cost of investments for federal income tax purposes was $630,979,896. The net unrealized appreciation for all
26 |	DWS CROCI® U.S. Fund

investments based on tax cost was $71,626,991. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $80,649,278 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $9,022,287.
The Fund has reviewed the tax positions for the open tax years as of September 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on
DWS CROCI® U.S. Fund	| 27

the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.	Purchases and Sales of Securities
During the six months ended March 31, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $268,869,948 and $326,468,787, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.425%
Next $500 million of such net assets	.400%
Next $1.0 billion of such net assets	.375%
Next $1.0 billion of such net assets	.350%
Next $1.0 billion of such net assets	.325%
Over $5.0 billion of such net assets	.300%
Accordingly, for the six months ended March 31, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.425% of the Fund’s average daily net assets.
For the period from October 1, 2020 through September 30, 2021
(through January 31, 2021 for Class R and through January 31, 2022 for Institutional Class shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses
28 |	DWS CROCI® U.S. Fund

(excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.09%
Class T	1.09%
Class C	1.84%
Class R	1.30%
Class R6	.84%
Class S	.84%
Institutional Class	.67%
Effective February 1, 2021 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class R shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 1.34%.
In addition, for the period from October 1, 2020 through January 31, 2021, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Class R6 shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.67%.
For the six months ended March 31, 2021, fees waived and/or expenses reimbursed for Class R were $142.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2021, the Administration Fee was $320,436, of which $56,491 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing
DWS CROCI® U.S. Fund	| 29

fee it receives from the Fund. For the six months ended March 31, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2021
Class A	$ 30,325	$ 8,565
Class T	13	4
Class C	969	261
Class R	32	16
Class R6	45	11
Class S	161,153	45,331
Institutional Class	264	154
	$ 192,801	$ 54,342
In addition, for the six months ended March 31, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 58,550
Class C	1,456
Class R	1,338
Class S	104,920
Institutional Class	3,084
$ 169,348
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended March 31, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2021
Class C	$ 7,390	$ 1,275
Class R	1,539	270
	$ 8,929	$ 1,545
30 |	DWS CROCI® U.S. Fund

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, T, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2021	Annualized Rate
Class A	$ 123,226	$ 41,366.24%
Class T	9	9.15%
Class C	2,376	1,279.24%
Class R	1,539	589.25%
	$ 127,150	$ 43,243
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2021 aggregated $424.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2021, DDI received $182 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $886, of which $434 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its
DWS CROCI® U.S. Fund	| 31

proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2021.
E.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	198,539	$ 2,116,949	590,567	$ 5,963,928
Class C	3,168	33,043	16,279	178,645
Class R	5,484	57,351	65,092	586,818
Class R6	8	86	36	378
Class S	299,204	3,226,779	1,826,059	18,153,421
Institutional Class	674,931	7,238,602	2,344,404	24,032,767
		$ 12,672,810		$ 48,915,957
32 |	DWS CROCI® U.S. Fund

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	193,559	$ 2,024,624	610,286	$ 7,475,998
Class T	23	242	58	712
Class C	2,498	25,926	13,396	162,897
Class R	2,094	21,927	7,423	91,003
Class R6	325	3,390	759	9,295
Class S	1,209,575	12,640,059	3,194,358	39,098,601
Institutional Class	15,475	161,563	80,737	988,224
		$ 14,877,731		$ 47,826,730
Shares redeemed
Class A	(1,435,044)	$ (14,811,499)	(2,176,583)	$ (23,003,614)
Class C	(31,497)	(327,626)	(144,131)	(1,512,100)
Class R	(11,556)	(121,340)	(98,433)	(901,645)
Class R6	(31)	(309)	(73)	(896)
Class S	(5,053,327)	(52,959,469)	(7,349,560)	(77,833,465)
Institutional Class	(732,100)	(7,797,278)	(2,427,602)	(24,647,143)
		$ (76,017,521)		$ (127,898,863)
Net increase (decrease)
Class A	(1,042,946)	$ (10,669,926)	(975,730)	$ (9,563,688)
Class T	23	242	58	712
Class C	(25,831)	(268,657)	(114,456)	(1,170,558)
Class R	(3,978)	(42,062)	(25,918)	(223,824)
Class R6	302	3,167	722	8,777
Class S	(3,544,548)	(37,092,631)	(2,329,143)	(20,581,443)
Institutional Class	(41,694)	(397,113)	(2,461)	373,848
		$ (48,466,980)		$ (31,156,176)
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in
DWS CROCI® U.S. Fund	| 33

place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
34 |	DWS CROCI® U.S. Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class R shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2020 to March 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
DWS CROCI® U.S. Fund	| 35

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2021 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/21	$1,209.70	$1,210.60	$1,206.10	$1,208.60	$1,212.90	$1,212.50	$1,212.70
Expenses Paid per $1,000*	$ 5.51	$ 5.29	$ 10.01	$ 7.05	$ 3.59	$ 3.75	$ 3.70
Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/21	$1,019.95	$1,020.14	$1,015.86	$1,018.55	$1,021.69	$1,021.54	$1,021.59
Expenses Paid per $1,000*	$ 5.04	$ 4.84	$ 9.15	$ 6.44	$ 3.28	$ 3.43	$ 3.38
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
DWS CROCI® U.S. Fund	1.00%	.96%	1.82%	1.28%	.65%	.68%	.67%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
36 |	DWS CROCI® U.S. Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
DWS CROCI® U.S. Fund	| 37

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS CROCI® U.S. Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018,
38 |	DWS CROCI® U.S. Fund

approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods ended December 31, 2019.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least
DWS CROCI® U.S. Fund	| 39

favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the
40 |	DWS CROCI® U.S. Fund

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage
DWS CROCI® U.S. Fund	| 41

that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
42 |	DWS CROCI® U.S. Fund

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
DWS CROCI® U.S. Fund	| 43

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	DCUAX	DCUUX	DCUCX	DCUSX	DCUIX
CUSIP Number	25157M 588	25157M 448	25157M 570	25157M 547	25157M 554
Fund Number	1020	1720	1320	2020	1420
For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
	Class R	Class R6
Nasdaq Symbol	DCUTX	DCURX
CUSIP Number	25157M 513	25157M 562
Fund Number	1520	1620
44 |	DWS CROCI® U.S. Fund

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS CROCI® U.S. Fund	| 45

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
46 |	DWS CROCI® U.S. Fund

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DCUS-3
(R-046067-6 5/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS CROCI® U.S. Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/28/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/28/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	5/28/2021